Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2013	2014
Current deferred tax assets:
Advertising expense	$145	$—
Accrued payroll	209	916
Accrued expenses	28	—
Less: valuation allowance	(382)	(916)

Current deferred tax assets, net	—	—

Non-current deferred tax assets:
Advertising expense	—	3,863
Net operating tax losses carry-forward	2,905	3,068
Less: valuation allowance	(2,905)	(6,931)

Non-current deferred tax assets, net	—	—

Schedule of Reconciliation between Income Taxes Expense (Benefit) to Loss before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2012	2013	2014
Net loss before provision for income tax	$(3,839)	$(9,326)	$(25,415)
PRC statutory tax rate	25%	25%	25%

Income tax benefit at statutory tax rate	(960)	(2,332)	(6,354)
Permanent differences	(90)	(285)	99
Change in valuation allowance	842	2,355	4,560
Effect of income tax rate difference in other jurisdictions	208	262	1,695

Provision for income tax	—	—	—